Quarterly Report
January 31, 2022
MFS®  Total Return
Bond Fund
RBF-Q3

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$26,182,415
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,972,768
Boeing Co., 5.705%, 5/01/2040	6,632,000	7,980,918
Boeing Co., 5.805%, 5/01/2050	6,457,000	8,118,490
TransDigm, Inc., 4.625%, 1/15/2029	20,143,000	19,129,002
		$69,383,593
Asset-Backed & Securitized – 18.8%
ACREC 2021-FL1 Ltd., “C”, FLR, 2.259% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$10,841,500	$10,794,508
ACREC 2021-FL1 Ltd., “D”, FLR, 2.753% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	13,074,500	13,017,479
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 2.756% (LIBOR - 1mo. + 2.65%), 1/15/2037 (z)	13,618,500	13,625,079
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.729% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	14,146,048
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.256% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	23,055,000	22,997,362
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	4,019,500	4,011,955
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 1.914% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	3,215,500	3,207,452
Arbor Realty Trust, Inc., CLO, 2020-FL1, “B”, FLR, 1.964% (LIBOR - 1mo. + 1.8%), 2/15/2035 (n)	4,500,000	4,466,214
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.217% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	15,774,500	15,636,347
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.106% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,863,500	4,814,836
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.059% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	3,420,500	3,412,168
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.706% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	4,735,000	4,675,775
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 1.959% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	9,870,000	9,772,475
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 2.303% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	4,110,000	4,069,364
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 2.39% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	14,892,500	14,878,933
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.05% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	40,620,516
AREIT 2019-CRE3 Trust, “A”, FLR, 1.184% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	1,737,240	1,736,196
AREIT 2019-CRE3 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,706,346
AREIT 2019-CRE3 Trust, “C”, FLR, 2.07% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	6,751,000	6,718,197
AREIT 2019-CRE3 Trust, “D”, FLR, 2.814% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	6,167,517
AREIT 2022-CRE6 Trust, “B”, FLR, 1.95% (SOFR - 30 day + 1.85%), 11/17/2024 (n)	4,924,000	4,924,000
AREIT 2022-CRE6 Trust, “C”, FLR, 2.25% (SOFR - 30 day + 2.15%), 12/17/2024 (n)	10,134,500	10,134,500
AREIT 2022-CRE6 Trust, “D”, FLR, 2.95% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	4,313,500	4,313,500
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.609% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,662,149
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.504% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,804,941
Bancorp Commercial Mortgage 2019-CRE6 Trust, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	25,943,734	25,913,881
Bancorp Commercial Mortgage 2019-CRE6 Trust, “D”, FLR, 2.464% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,845,000	1,840,523
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	2,062,204	206
Bayview Commercial Asset Trust, FLR, 0.573% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	131,878	126,792
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.701% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	712,891	799,938
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	9,389,433
BDS 2019-FL4 Ltd., “A”, FLR, 1.203% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	10,085,738	10,079,737
BDS 2019-FL4 Ltd., “C”, FLR, 2.103% (LIBOR - 1mo. + 2%), 8/15/2036 (n)	10,946,500	10,866,187
BDS 2021-FL7 Ltd., “B”, FLR, 1.604% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	5,159,500	5,134,714
Benchmark 2019-B10 Mortgage Trust, “A4”, 3.717%, 3/15/2062	25,850,000	27,870,997
Benchmark 2020-B18 Mortgage Trust, “A5”, 1.925%, 7/15/2053	8,225,177	7,840,311
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 2.109% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	9,339,811
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 1.706% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	15,128,000	15,072,147
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 2.159% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	5,310,500	5,297,420
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.406% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	3,651,000	3,653,249
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 2.856% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	4,152,500	4,151,296
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	6,137,080	6,172,113
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	2,150,360	2,081,603
BXMT 2020-FL2 Ltd., “B”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	6,104,500	6,051,025
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.409% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	17,470,500	17,361,467
BXMT 2021-FL4 Ltd., “B”, FLR, 1.656% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	38,262,000	37,975,494
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	21,343,597
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,165,662	8,230,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.2%, 1/25/2037 (d)(q)	$1,197,419	$506,090
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.313%, 3/25/2037 (d)(q)	1,269,975	637,762
CHCP 2021-FL1 Ltd., “B”, FLR, 1.814% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	6,412,000	6,381,962
CHCP 2021-FL1 Ltd., “C”, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	5,168,000	5,147,948
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,641,501
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,473,098
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	6,346,003
CLNC 2019-FL1 Ltd., “B”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,249,021
CLNC 2019-FL1 Ltd., “C”, FLR, 2.564% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	10,135,944
Columbia Cent CLO 28 Ltd., “A-2-R”, 2.015%, 11/07/2030 (n)	28,014,809	28,014,865
Columbia Cent CLO 28 Ltd., “B-R”, 2.465%, 11/07/2030 (n)	17,835,205	17,835,259
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	10,066,409
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,933,332	3,023,505
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	10,331,522	9,780,955
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,930,468
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,448,291
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,028,044
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	28,258,692
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	2,109,452
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,832,948
Cutwater 2014-1A Ltd., “BR”, FLR, 2.641% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,256,668
Cutwater 2015-1A Ltd., “BR”, FLR, 2.041% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	27,419,684
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 1.691% (LIBOR - 3mo. + 1.45%), 4/15/2029 (n)	14,975,000	14,978,639
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 2.291% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	16,500,000	16,519,272
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	4,303,827	4,325,447
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	6,437,137	6,473,375
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	367,699	368,024
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	125,754	134,850
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,914,015
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,781,050
IMPAC CMB Trust, FLR, 0.848% (LIBOR - 1mo. + 0.74%), 11/25/2034	22,656	22,933
IMPAC CMB Trust, FLR, 1.021% (LIBOR - 1mo. + 0.92%), 11/25/2034	11,328	11,562
IMPAC Secured Assets Corp., FLR, 0.808% (LIBOR - 1mo. + 0.35%), 5/25/2036	40,025	40,133
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	13,535,525
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	24,596,638
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	12,127,933
JPMorgan Chase Commercial Mortgage Securities Corp., 5.706%, 7/15/2042 (n)	485,182	395,540
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	13,430,256
LCCM 2021-FL2 Trust, “C”, FLR, 2.26% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	8,225,000	8,224,959
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 1.609% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,654,387
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.656% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,699,609
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.06% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	5,553,900	5,512,179
LoanCore 2018-CRE3 Ltd., “B”, FLR, 1.709% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,351,850	5,311,642
LoanCore 2019-CRE2 Ltd., “D”, FLR, 2.56% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,108,855
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 1.48% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,159,800	4,133,755
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 1.859% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	23,249,000	23,221,036
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.109% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	8,432,000	8,415,417
LoanCore 2021-CRE6 Ltd., “B”, FLR, 2.006% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	42,852,000	42,865,113
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 2.268% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	24,271,403	24,259,219
Merrill Lynch Mortgage Investors, Inc., 4.13%, 2/25/2037 (a)(d)	1,843,778	315,828
MF1 2019-FL2 Ltd., “A”, FLR, 2.514% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	2,020,032	2,019,484
MF1 2020-FL4 Ltd., “AS”, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	10,615,000	10,653,404
MF1 2021-FL5 Ltd., “C”, FLR, 1.87% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	10,670,500	10,563,731
MF1 2022-FL8 Ltd., “C”, FLR, 2.249% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	10,632,684
MF1 2022-FL8 Ltd., “D”, FLR, 2.699% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	6,149,581
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 1.949% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	31,520,702	31,520,702
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,351,761
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	27,648,085
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 2.091% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	5,663,303	5,663,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 2.304%, 4/20/2034 (n)	$9,973,559	$9,984,370
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 1.641% (LIBOR - 3mo. + 1.4%), 4/15/2034 (n)	20,000,000	19,989,960
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	7,876,000	7,936,677
Oaktree CLO 2019-1A Ltd. “CR”, FLR, 2.608% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	22,979,914	22,966,356
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.009% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,780,750	16,784,391
OCP CLO 2015-9A Ltd., “A2R”, FLR, 1.591% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	12,134,481	12,128,390
Ownit Mortgage Loan Asset-Backed Certificates, 3.109%, 10/25/2035	511,989	358,368
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 1.51% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	13,311,012
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 2.06% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,492,655
Parallel 2015-1A Ltd., “C1R”, FLR, 2.004% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,700,466
Parallel 2015-1A Ltd., “C2R”, FLR, 1.881% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,974,016
PFP III 2021-7 Ltd., “B”, FLR, 1.508% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,866,807	3,811,253
PFP III 2021-7 Ltd., “C”, FLR, 1.758% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	6,776,662	6,735,026
Preferred Term Securities XIX Ltd., CDO, FLR, 0.552% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	2,977,452	2,679,706
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.2% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	13,181,113	13,185,661
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 2.301% (LIBOR - 1mo. + 2.2%), 11/25/2036 (z)	5,795,000	5,745,518
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.08% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	6,825,000	6,757,269
Regatta II Funding L.P., 2013-2A, “BR3”, FLR, 2.241% (LIBOR - 3mo. + 2%), 1/15/2029 (n)	17,000,000	17,000,969
Residential Funding Mortgage Securities, Inc., FGIC, 4.448%, 12/25/2035	140,334	140,063
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	8,132,000	8,189,782
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	2,195,652	2,213,337
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	2,618,235	2,643,372
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 1.904% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,995,360
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.208% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	11,255,500	11,246,274
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 2% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	6,082,586
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 2.25% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	11,508,661
Thornburg Mortgage Securities Trust, FLR, 0.788% (LIBOR - 1mo. + 0.68%), 4/25/2043	1,035	1,048
TICP CLO 2018-IA Ltd., “A2”, FLR, 1.767% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	16,261,999
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	35,183,438
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	19,947,367
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	15,985,477
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	39,643,739	40,439,563
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	142,801	142,843
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 1.691% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	8,202,288	8,198,671
Voya CLO 2012-4A Ltd., “BR3”, FLR, 2.191% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	3,474,736	3,472,957
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 3.541% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	4,942,894	4,929,583
Voya CLO 2016-4A Ltd., “CR”, FLR, 2.404% (LIBOR - 3mo. + 2.15%), 7/20/2029 (n)	20,304,478	20,294,245
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,113,678
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,931,210
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	26,499,018
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	14,316,350
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	4,840,000	5,313,636
Wind River 2015-2A CLO Ltd., “CR”, FLR, 1.939% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,650,000	2,653,055
		$1,575,257,333
Automotive – 0.5%
Hyundai Capital America, 2.375%, 10/15/2027 (n)	$8,591,000	$8,394,067
Stellantis N.V., 2.691%, 9/15/2031 (n)	14,723,000	13,939,444
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	11,522,000	11,932,510
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	5,056,000	5,358,702
		$39,624,723
Broadcasting – 0.7%
Discovery, Inc., 4.65%, 5/15/2050	$11,068,000	$11,978,205
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	17,352,254
WMG Acquisition Corp., 3%, 2/15/2031 (n)	33,420,000	30,328,650
		$59,659,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 3.2%, 3/02/2027	$16,801,000	$17,583,094
E*TRADE Financial Corp., 3.8%, 8/24/2027	18,580,000	19,788,293
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	9,414,060
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	5,422,000	5,836,946
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,900,000	6,613,098
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	3,187,000	2,907,666
LPL Holdings, Inc., 4%, 3/15/2029 (n)	26,786,000	25,996,884
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	16,844,544
		$104,984,585
Building – 0.7%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$10,860,000	$10,629,768
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,060,000	2,157,903
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	5,519,000	5,432,705
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	17,370,000	16,588,350
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	14,158,077
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	10,046,795
		$59,013,598
Business Services – 1.1%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,869,445
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	20,040,662
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	17,977,447
Fiserv, Inc., 2.65%, 6/01/2030	10,218,000	10,006,149
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	25,743,358
Switch Ltd., 4.125%, 6/15/2029 (n)	13,060,000	12,720,179
		$95,357,240
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$10,725,000	$10,855,845
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	17,665,000	17,223,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	11,475,883
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	7,853,176
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	22,970,000	21,021,914
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	15,485,519
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	16,225,000	16,838,062
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	14,900,697
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	9,613,174
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,538,432
		$131,806,077
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$19,805,000	$18,245,356
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$26,757,000	$30,677,142
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,635,000	$25,441,057
Conglomerates – 0.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$8,892,030
Carrier Global Corp., 3.577%, 4/05/2050	27,527,000	27,396,446
Otis Worldwide Corp., 2.565%, 2/15/2030	9,157,000	9,056,287
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	7,514,000	7,873,149
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	21,336,000	23,745,870
		$76,963,782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.4%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$12,640,000	$11,582,443
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,409,342
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	11,040,379
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,460,830
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	17,800,000	5,606,754
		$36,099,748
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$23,115,000	$23,584,003
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$21,456,715
Electronics – 1.0%
Broadcom, Inc., 4.15%, 11/15/2030	$20,931,000	$22,271,707
Broadcom, Inc., 3.469%, 4/15/2034 (n)	14,353,000	14,216,944
Broadcom, Inc., 3.137%, 11/15/2035 (n)	12,875,000	12,204,016
Broadcom, Inc., 3.187%, 11/15/2036 (n)	12,521,000	11,892,064
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.7%, 5/01/2025 (n)	1,921,000	1,953,463
Sensata Technologies B.V., 5%, 10/01/2025 (n)	16,105,000	16,970,644
Sensata Technologies B.V., 4%, 4/15/2029 (n)	7,720,000	7,628,750
		$87,137,588
Emerging Market Quasi-Sovereign – 0.7%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$25,026,000	$23,551,213
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	20,964,000	20,099,864
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030	11,718,000	11,792,294
		$55,443,371
Emerging Market Sovereign – 0.2%
Dominican Republic, 4.5%, 1/30/2030 (n)	$19,335,000	$18,967,828
Energy - Independent – 0.9%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$8,948,000	$9,728,311
Energean Israel Finance Ltd., 4.875%, 3/30/2026	16,253,000	15,948,256
Energean Israel Finance Ltd., 5.375%, 3/30/2028	3,720,000	3,617,700
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	11,052,000	11,757,007
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	11,763,936
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	20,254,000	19,708,033
		$72,523,243
Energy - Integrated – 0.3%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$13,838,955
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,598,000	14,771,656
		$28,610,611
Financial Institutions – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$18,880,000	$19,609,235
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	12,700,000	14,230,564
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	9,968,022
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	11,780,309
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	16,026,422
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	12,919,627
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	11,633,875
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,732,161
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	7,046,156
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,808,822
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	10,479,670

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (p)	$14,072,333	$13,204,070
		$139,438,933
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$4,160,000	$4,410,411
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,910,000	19,540,111
Aramark Services, Inc., 5%, 2/01/2028 (n)	13,005,000	12,907,462
Indofood CBP, 3.541%, 4/27/2032	22,400,000	21,402,488
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	21,943,814
		$80,204,286
Gaming & Lodging – 1.0%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$32,200,000	$30,555,546
Las Vegas Sands Corp., 3.5%, 8/18/2026	9,609,000	9,665,614
Marriott International, Inc., 5.75%, 5/01/2025	724,000	801,813
Marriott International, Inc., 4.625%, 6/15/2030	5,873,000	6,420,649
Marriott International, Inc., 2.85%, 4/15/2031	9,198,000	8,880,017
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	13,103,399
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	16,964,672
		$86,391,710
Insurance - Property & Casualty – 1.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$14,016,157
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	13,854	17,906
American International Group, Inc., 3.75%, 7/10/2025	17,285,000	18,263,022
American International Group, Inc., 3.9%, 4/01/2026	7,299,000	7,754,261
American International Group, Inc., 4.7%, 7/10/2035	4,815,000	5,554,836
Aon Corp., 3.75%, 5/02/2029	23,260,000	24,805,265
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,778,000	2,709,636
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	16,815,317
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	7,270,442
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	17,671,000	17,843,468
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,091,000	3,157,215
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	11,714,631
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	15,195,000	17,273,088
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,991,000	2,289,788
		$149,485,032
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$7,662,688
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,387,000	$3,534,975
CNH Industrial Capital LLC, 3.85%, 11/15/2027	7,799,000	8,296,719
		$11,831,694
Major Banks – 8.8%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$11,240,000	$11,673,271
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	8,931,000	9,530,304
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	39,891,000	38,761,679
Bank of America Corp., 2.572%, 10/20/2032	45,881,000	44,460,851
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	4,140,000	4,455,468
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	15,392,000	16,591,191
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	13,771,000	14,562,833
Barclays PLC, 4.375%, 1/12/2026	4,820,000	5,147,909
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	8,658,862
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	16,430,715
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,753,000	1,870,311
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	7,279,000	7,069,376

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	$10,358,000	$10,778,476
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	22,518,510
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	15,647,752
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	26,233,337
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	24,607,500
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	9,896,141
JPMorgan Chase & Co., 1.561%, 12/10/2025	15,298,000	15,064,043
JPMorgan Chase & Co., 2.95%, 10/01/2026	21,948,000	22,622,716
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	19,193,861
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	30,156,533
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	14,246,000	15,422,935
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	16,953,000	16,861,324
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	12,895,000	12,811,253
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	28,155,515
Lloyds Bank PLC, 3.75%, 1/11/2027	7,659,000	8,094,558
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	37,900,000	35,766,276
Morgan Stanley, 3.875%, 1/27/2026	12,809,000	13,591,704
Morgan Stanley, 3.125%, 7/27/2026	13,306,000	13,769,004
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,978,066
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	18,613,535
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	6,198,000	6,186,235
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	36,033,667
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	32,452,000	31,864,627
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	30,010,000	28,245,412
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	7,027,833
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	11,305,582
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	48,441,000	47,644,953
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	18,184,778
		$732,488,896
Medical & Health Technology & Services – 2.3%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$5,969,000	$6,055,002
Alcon, Inc., 3%, 9/23/2029 (n)	11,067,000	11,203,597
Alcon, Inc., 2.6%, 5/27/2030 (n)	4,431,000	4,341,718
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	12,540,000	12,069,750
Cigna Corp., 2.4%, 3/15/2030	16,983,000	16,408,405
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,192,964
DaVita, Inc., 4.625%, 6/01/2030 (n)	16,525,000	16,077,006
HCA, Inc., 5.25%, 6/15/2026	13,993,000	15,308,968
HCA, Inc., 5.625%, 9/01/2028	7,625,000	8,501,875
HCA, Inc., 4.125%, 6/15/2029	14,251,000	15,180,756
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	9,151,000	10,583,132
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	3,369,867
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	10,413,789
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	26,683,467
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	10,347,358
Tower Health, 4.451%, 2/01/2050	22,087,000	19,326,125
		$195,063,779
Medical Equipment – 0.2%
Boston Scientific Corp., 4%, 3/01/2029	$18,348,000	$19,753,328
Metals & Mining – 0.7%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$10,352,508
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	12,124,942
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,720,000	5,890,914
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	16,532,203
Novelis Corp., 3.25%, 11/15/2026 (n)	3,169,000	3,069,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Novelis Corp., 3.875%, 8/15/2031 (n)	$11,091,000	$10,445,171
		$58,415,548
Midstream – 2.1%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039 (n)	$16,500,000	$15,356,457
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	13,710,015
Enbridge, Inc., 4.25%, 12/01/2026	16,077,000	17,317,920
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	27,333,000	26,202,702
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	9,955,870
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	7,650,815
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	8,790,313
ONEOK, Inc., 5.2%, 7/15/2048	13,639,000	15,591,805
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	33,187,000	33,480,011
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	5,637,937
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	5,992,425
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	11,866,000	12,229,693
		$171,915,963
Mortgage-Backed – 18.2%
Fannie Mae, 2.41%, 5/01/2023	$2,274,912	$2,299,145
Fannie Mae, 2.55%, 5/01/2023	1,171,600	1,185,437
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	5,969,988	6,686,234
Fannie Mae, 5.25%, 8/01/2024	808,748	853,247
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	27,649,595	30,262,002
Fannie Mae, 2.568%, 12/25/2026	9,479,082	9,786,110
Fannie Mae, 3.95%, 1/01/2027	603,651	656,781
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	37,239,248	39,364,309
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	33,794,441	34,946,420
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	3,087,834	3,104,722
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	59,280	66,540
Fannie Mae, 3%, 2/25/2033 (i)	1,564,086	153,008
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	5,554,877	6,259,838
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	2,388,280	2,725,073
Fannie Mae, 3.25%, 5/25/2040	499,564	522,059
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	46,606,334	50,370,023
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,120,233	1,119,233
Fannie Mae, 4%, 7/25/2046 (i)	1,549,325	282,056
Fannie Mae, UMBS, 2.5%, 7/01/2040 - 1/01/2052	62,779,617	63,020,325
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2051	14,552,615	14,347,817
Fannie Mae, UMBS, 5.5%, 5/01/2044	2,352,238	2,663,470
Fannie Mae, UMBS, 3.5%, 5/01/2049	2,992,271	3,187,840
Fannie Mae, UMBS, 3%, 12/01/2051	16,560,379	17,010,847
Freddie Mac, 2.355%, 7/25/2022	10,212,041	10,266,746
Freddie Mac, 3.32%, 2/25/2023	4,915,738	5,017,974
Freddie Mac, 3.25%, 4/25/2023	7,781,132	7,950,248
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,360,657
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,900,289
Freddie Mac, 3.458%, 8/25/2023	8,879,782	9,146,126
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,121,764
Freddie Mac, 2.811%, 1/25/2025	7,744,684	7,996,872
Freddie Mac, 3.329%, 5/25/2025	8,738,328	9,176,097
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	5,658,420	6,108,298
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	6,629,395	7,262,643
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,281,910
Freddie Mac, 3.117%, 6/25/2027	17,177,017	18,256,854
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	36,802,946	38,066,949
Freddie Mac, 3.926%, 7/25/2028	2,186,000	2,442,546
Freddie Mac, 4.06%, 10/25/2028	9,501,000	10,682,762
Freddie Mac, 1.089%, 7/25/2029 (i)	12,699,499	913,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.143%, 8/25/2029 (i)	$22,387,031	$1,690,219
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	886,717
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	1,240,687	1,395,523
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	724,590	809,235
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	2,743,512	3,070,510
Freddie Mac, 5.5%, 2/15/2036 (i)	303,883	53,814
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	27,533,305	29,050,081
Freddie Mac, 4.5%, 12/15/2040 (i)	269,699	25,659
Freddie Mac, 4%, 8/15/2044 (i)	367,340	38,042
Freddie Mac, UMBS, 3%, 11/01/2034 - 1/01/2052	15,905,974	16,456,802
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 12/01/2051	17,997,061	18,079,788
Freddie Mac, UMBS, 2%, 2/01/2042 - 11/01/2050	12,416,043	12,266,554
Freddie Mac, UMBS, 3.5%, 5/01/2049	1,424,753	1,492,190
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	915,759	1,046,620
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	870,978	990,550
Ginnie Mae, 4.5%, 4/15/2039 - 7/20/2049	12,809,333	14,032,659
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	5,223,274	5,541,621
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	17,837,654	18,777,249
Ginnie Mae, 3%, 11/20/2044 - 2/20/2052	42,516,782	43,794,895
Ginnie Mae, 2.5%, 7/20/2051 - 11/20/2051	44,095,179	44,429,048
Ginnie Mae, 2%, 1/20/2052	15,700,000	15,538,533
Ginnie Mae, TBA, 3.5%, 2/15/2052	50,086,608	51,870,943
Ginnie Mae, TBA, 3%, 2/22/2052	15,275,000	15,635,395
Ginnie Mae, TBA, 4%, 2/22/2052	18,371,743	19,205,648
UMBS, TBA, 2.5%, 2/17/2037 - 3/25/2052	227,500,000	227,231,929
UMBS, TBA, 3%, 2/17/2037 - 3/25/2052	42,734,693	43,792,827
UMBS, TBA, 2%, 2/25/2037 - 3/14/2052	456,425,000	446,548,107
UMBS, TBA, 3.5%, 2/14/2052 - 3/14/2052	28,762,467	29,926,465
UMBS, TBA, 4%, 2/25/2052	19,425,000	20,522,209
		$1,523,025,008
Municipals – 1.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$2,065,000	$2,103,994
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	24,325,000	25,481,496
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	4,696,119
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	25,254,000	31,134,657
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	29,043,000	28,751,989
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	10,685,434
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	6,320,000	7,872,040
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	4,260,000	6,036,264
State of Florida, “A”, 2.154%, 7/01/2030	29,316,000	28,560,324
		$145,322,317
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$18,667,555
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	13,904,922
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	17,147,607
		$49,720,084
Network & Telecom – 0.9%
AT&T, Inc., 3.5%, 9/15/2053	$7,351,000	$6,985,110
AT&T, Inc., 3.55%, 9/15/2055	19,066,000	18,002,308
Verizon Communications, Inc., 2.1%, 3/22/2028	6,322,000	6,161,542
Verizon Communications, Inc., 2.55%, 3/21/2031	31,553,000	30,811,254
Verizon Communications, Inc., 4.272%, 1/15/2036	9,727,000	10,907,257
		$72,867,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.4%
Halliburton Co., 2.92%, 3/01/2030	$24,776,000	$24,835,108
Halliburton Co., 5%, 11/15/2045	7,122,000	8,187,358
		$33,022,466
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$10,060,831
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	5,154,095
Valero Energy Corp., 4%, 4/01/2029	4,700,000	4,968,433
		$20,183,359
Other Banks & Diversified Financials – 1.0%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$23,529,000	$23,480,295
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,408,000	3,518,794
Branch Banking & Trust Co., 2.25%, 3/11/2030	3,292,000	3,175,028
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR - 1 day + 1.146%) to 1/29/2031	35,127,000	34,446,860
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,743,000	8,197,870
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	15,351,626
		$88,170,473
Pharmaceuticals – 0.7%
AbbVie, Inc., 3.8%, 3/15/2025	$14,250,000	$14,966,443
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	23,655,000	23,355,764
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	24,905,000	24,507,018
		$62,829,225
Real Estate - Apartment – 0.0%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,126,000	$2,206,016
Real Estate - Office – 0.7%
Boston Properties Ltd. LP, REIT, 2.45%, 10/01/2033	$29,236,000	$27,225,710
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	29,885,000	28,759,451
		$55,985,161
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$20,686,000	$18,629,812
Specialty Stores – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$21,146,000	$19,904,307
TJX Cos., Inc., 3.875%, 4/15/2030	2,146,000	2,359,843
		$22,264,150
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 2.75%, 1/15/2027	$5,838,000	$5,892,868
American Tower Corp., REIT, 3.55%, 7/15/2027	23,247,000	24,265,495
American Tower Corp., REIT, 3.8%, 8/15/2029	14,596,000	15,397,663
Crown Castle International Corp., 3.7%, 6/15/2026	3,555,000	3,729,156
Crown Castle International Corp., 4%, 3/01/2027	1,300,000	1,382,146
Crown Castle International Corp., 3.8%, 2/15/2028	4,492,000	4,733,099
Crown Castle International Corp., 3.25%, 1/15/2051	1,841,000	1,691,447
SBA Communications Corp., 3.875%, 2/15/2027	15,122,000	15,273,220
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	16,299,806
T-Mobile USA, Inc., 2.55%, 2/15/2031	32,542,000	30,989,949
T-Mobile USA, Inc., 4.375%, 4/15/2040	5,009,000	5,374,284
		$125,029,133

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.5%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$20,236,000	$20,737,546
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,485,000	2,709,343
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	14,574,000	14,692,072
		$38,138,961
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$13,697,000	$13,578,805
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,601,000	16,461,094
		$30,039,899
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 6.07%, 3/01/2022	$780	$781
Small Business Administration, 4.35%, 7/01/2023	16,773	17,104
Small Business Administration, 4.98%, 11/01/2023	26,144	26,786
Small Business Administration, 4.89%, 12/01/2023	29,463	30,051
Small Business Administration, 4.93%, 1/01/2024	30,928	31,706
Small Business Administration, 4.34%, 3/01/2024	52,099	52,797
Small Business Administration, 5.18%, 5/01/2024	37,393	38,621
Small Business Administration, 5.52%, 6/01/2024	40,712	41,915
Small Business Administration, 5.19%, 7/01/2024	42,093	43,381
Small Business Administration, 4.86%, 10/01/2024	38,349	39,305
Small Business Administration, 4.57%, 6/01/2025	105,559	108,065
Small Business Administration, 4.76%, 9/01/2025	381,963	389,550
Small Business Administration, 5.39%, 12/01/2025	24,030	24,999
Small Business Administration, 5.35%, 2/01/2026	133,107	138,974
Small Business Administration, 3.25%, 11/01/2030	844,489	868,576
Small Business Administration, 2.85%, 9/01/2031	1,488,613	1,510,846
Small Business Administration, 2.37%, 8/01/2032	862,172	863,574
Small Business Administration, 2.13%, 1/01/2033	1,656,299	1,649,900
Small Business Administration, 2.21%, 2/01/2033	458,175	457,360
Small Business Administration, 2.22%, 3/01/2033	1,627,887	1,625,860
Small Business Administration, 2.08%, 4/01/2033	2,903,583	2,900,855
Small Business Administration, 2.45%, 6/01/2033	3,290,027	3,303,505
Small Business Administration, 3.15%, 7/01/2033	3,708,934	3,826,953
Small Business Administration, 3.16%, 8/01/2033	3,935,962	4,055,455
Small Business Administration, 3.62%, 9/01/2033	2,515,303	2,621,510
		$24,668,429
U.S. Treasury Obligations – 16.5%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$74,100,000	$64,967,754
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	62,859,375
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	65,690,186
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	30,934,620
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	31,385,075
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	23,313,316
U.S. Treasury Bonds, 2.375%, 11/15/2049	81,500,000	85,950,664
U.S. Treasury Bonds, 1.625%, 11/15/2050	103,100,000	92,020,777
U.S. Treasury Notes, 0.125%, 12/31/2022	505,650,000	502,667,454
U.S. Treasury Notes, 2.75%, 5/31/2023	138,210,500	141,498,398
U.S. Treasury Notes, 0.375%, 10/31/2023	140,000,000	138,211,718
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	116,381,250
U.S. Treasury Notes, 1.125%, 8/15/2040	27,300,000	22,946,930
		$1,378,827,517
Utilities - Electric Power – 2.4%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$8,350,000	$8,677,971
AEP Transmission Co. LLC, 4%, 12/01/2046	7,457,000	8,276,507
Calpine Corp., 3.75%, 3/01/2031 (n)	21,840,000	19,842,295
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	19,635,000	20,210,895

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	$30,284,000	$31,551,016
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	3,000,406
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	14,984,974
FirstEnergy Corp., 5.35%, 7/15/2047	20,026,000	21,773,430
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	8,910,099
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	21,635,217
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	10,872,413
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	29,650,638
		$199,385,861
Total Bonds		$8,173,203,901
Investment Companies (h) – 14.2%
Money Market Funds – 14.2%
MFS Institutional Money Market Portfolio, 0.06% (v)	1,193,692,780	$1,193,692,779

Other Assets, Less Liabilities – (11.9)%		(999,415,678)
Net Assets – 100.0%		$8,367,481,002
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,193,692,779 and $8,173,203,901, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,305,895,429, representing 27.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd.,“C”, FLR, 2.756% (LIBOR - 1mo. + 2.65%), 1/15/2037	5/07/19	$13,618,500	$13,625,079
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	5,404	17,906
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	504	206
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 2.301% (LIBOR - 1mo. + 2.2%), 11/25/2036	11/12/21	5,795,000	5,745,518
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.08% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	6,825,000	6,757,269
Total Restricted Securities			$26,145,978
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 1/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	800	$95,362,500	March – 2022	$265,137
U.S. Treasury Ultra Note 10 yr	Short	USD	3,664	523,322,250	March – 2022	3,157,316
						$3,422,453
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	4,796	$1,039,083,375	March – 2022	$(4,970,648)
U.S. Treasury Ultra Bond	Long	USD	2,854	539,227,625	March – 2022	(9,745,306)
						$(14,715,954)
At January 31, 2022, the fund had liquid securities with an aggregate value of $15,305,360 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,403,495,946	$—	$1,403,495,946
Non - U.S. Sovereign Debt	—	82,073,887	—	82,073,887
Municipal Bonds	—	145,322,317	—	145,322,317
U.S. Corporate Bonds	—	2,550,593,511	—	2,550,593,511
Residential Mortgage-Backed Securities	—	1,525,193,645	—	1,525,193,645
Commercial Mortgage-Backed Securities	—	730,676,465	—	730,676,465
Asset-Backed Securities (including CDOs)	—	842,412,231	—	842,412,231
Foreign Bonds	—	893,435,899	—	893,435,899
Mutual Funds	1,193,692,779	—	—	1,193,692,779
Total	$1,193,692,779	$8,173,203,901	$—	$9,366,896,680
Other Financial Instruments
Futures Contracts – Assets	$3,422,453	$—	$—	$3,422,453
Futures Contracts – Liabilities	(14,715,954)	—	—	(14,715,954)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,059,797,223	$2,293,759,981	$2,159,864,425	$—	$—	$1,193,692,779
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$308,485	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.